Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues (Note 12)		$ 377	$ 108
Cost of revenues		(198)	(71)
Gross profit		179	37
Research and development expenses		(104)	(157)
General and administrative expenses (Note 11)		(1,281)	(905)
Operating loss		(1,206)	(1,025)
Financing income (expenses), net		(25)	40
Other loss		(10)
Net loss	[1]	(1,241)	(985)
Other comprehensive gain (loss) - Foreign currency translation adjustments		(2)
Comprehensive loss		$ (1,243)	$ (985)
Loss per share (basic) (in Dollars per share)	[2]	$ (0.57)	$ (0.45)
Loss per share (diluted) (in Dollars per share)	[2]	$ (0.57)	$ (0.45)
Basic weighted average number of shares of common stock outstanding (in Shares)	[2]	2,186,813	2,186,124
Diluted weighted average number of shares of Common Stock outstanding (in Shares)	[2]	2,186,813	2,186,124

[1]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).
[2]	Adjusted to reflect one (1) for twenty five (25) reverse stock split on March 10, 2026 (see note 1B).